Other non-current liabilities - Narrative (Details) - USD ($)	1 Months Ended	12 Months Ended
	Feb. 28, 2022	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019		Mar. 20, 2020	Oct. 24, 2019	Dec. 31, 2018	Dec. 31, 2015
Purchase Commitment, Excluding Long-term Commitment1 [Line Items]
Trade payable term			30 days
Non-current trade payables		$ 964,000	$ 851,000	[1]	$ 1,139,000	[1]
Deferred tax liabilities		138,000	19,000	[1]	429,000	[1]	$ 809,000
Deferred tax liability (asset)		138,000	19,000		429,000				$ 691,000
License and services agreement estimated value exceeding								$ 35,000,000
License and services agreement upfront payment								18,000,000
License and services agreement estimated value quarterly payments								$ 1,800,000
Recognized revenues		11,419,000	9,155,000		2,285,000
Interest expenses on upfront payment		1,628,000	3,221,000		619,000
Net remaining contract liability		4,211,000
Contract liabilities		765,000	727,000		988,000					$ 1,940,000
Trade payables		13,916,000	15,701,000	[1]	8,834,000	[1]
Contract liabilities		476,000	753,000		727,000
Strategic Partner
Purchase Commitment, Excluding Long-term Commitment1 [Line Items]
Interest expenses on upfront payment		528,000
Strategic Partner, Amendment Contract
Purchase Commitment, Excluding Long-term Commitment1 [Line Items]
Other revenue		1,811,000
Development services | Strategic Partner
Purchase Commitment, Excluding Long-term Commitment1 [Line Items]
Recognized revenues			4,500,000
Net remaining contract liability		1,856,000
Current contract liabilities		1,639,000
Non-current contract liabilities		214,000
Other revenue		3,008,000	166,000
Development services | Strategic Partner, Amendment Contract
Purchase Commitment, Excluding Long-term Commitment1 [Line Items]
Recognized revenues		5,000,000
Net remaining contract liability		1,189,000
Other revenue		311,000
Development services | Strategic Partner, Amendment Contract | Major Revenue Recognition
Purchase Commitment, Excluding Long-term Commitment1 [Line Items]
Recognized revenues	$ 3,000,000
Investments revenue	$ 2,000,000
Development services | Strategic Partner, Second Amendment Contract
Purchase Commitment, Excluding Long-term Commitment1 [Line Items]
Recognized revenues		4,500,000
Net remaining contract liability		3,652,000
Current contract liabilities		1,160,000
Non-current contract liabilities		2,492,000
Development and other services | Strategic Partner, Amendment Contract
Purchase Commitment, Excluding Long-term Commitment1 [Line Items]
Other revenue		1,500,000
Development and other services | Strategic Partner, Second Amendment Contract
Purchase Commitment, Excluding Long-term Commitment1 [Line Items]
Other revenue		848,000
Supplier contract
Purchase Commitment, Excluding Long-term Commitment1 [Line Items]
Total amount		13,500,000
Development services
Purchase Commitment, Excluding Long-term Commitment1 [Line Items]
Other revenue		323,000	485,000
5G New Product Development, Team Of Engineers
Purchase Commitment, Excluding Long-term Commitment1 [Line Items]
Non-current trade payables		780,000	$ 607,000
Trade payables		1,430,000
5G New Product Development
Purchase Commitment, Excluding Long-term Commitment1 [Line Items]
Acquisitions of intangible assets					1,916,000
Trade payable term			27 months
Non-current trade payables		184,000	$ 244,000		1,139,000
Trade payables		279,000	$ 1,139,000
Trade payables		$ 244,000
Convertible debts and venture debt - equity component
Purchase Commitment, Excluding Long-term Commitment1 [Line Items]
Deferred tax liability (asset)					$ 2,591,000

[1]	2019 and 2020 amounts restated to reflect the impact of application of the IFRS IC decision on IAS 19 as described in Note 2.2